Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q3PH

Statements of Investments
(unaudited)
Templeton Emerging Markets Bond Fund 2
Templeton Global Bond Fund 8
Templeton Global Total Return Fund 17
Templeton International Bond Fund 28
Notes to Statements of Investments 37

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Emerging Markets Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.5%
Costa Rica 2.5%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 514,620 558,501
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 182,668 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 51,234 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 187,894 —
—
Total Corporate Bonds (Cost $815,655) ........................................
558,501
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 74.1%
Argentina 3.9%
f
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 80,130,022 ARS 409,895
Index Linked, 1.4%, 3/25/23 ....... 46,742,320 ARS 225,501
Index Linked, 1.5%, 3/25/24 ....... 41,878,678 ARS 186,045
Argentina Government Bond, 16%,
10/17/23 ..................... 11,171,500 ARS 33,996
855,437
Brazil 1.3%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 107,699
10%, 1/01/27 .................. 270,000 BRL 48,475
10%, 1/01/29 .................. 280,000 BRL 49,369
10%, 1/01/31 .................. 430,000 BRL 74,188
279,731
Chile 7.7%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,336,657
2.5%, 3/01/25 ................. 335,000,000 CLP 381,213
1,717,870
China 4.1%
China Government Bond, 2.64%,
8/13/22 ...................... 5,900,000 CNY 917,440

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia 8.5%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP $ 4,003
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP 48,169
B, 10%, 7/24/24 ................ 3,202,000,000 COP 938,906
B, 7.5%, 8/26/26 ............... 1,563,300,000 COP 425,568
B, 6%, 4/28/28 ................. 428,400,000 COP 105,904
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 340,109
B, 7%, 6/30/32 ................. 107,000,000 COP 26,633
1,889,292
Ecuador 5.5%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 146,000 122,641
Senior Bond, 144A, 0.5%, 7/31/35 .. 1,199,500 796,180
Senior Bond, 144A, 0.5%, 7/31/40 .. 534,000 310,727
1,229,548
Egypt 1.9%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 420,000 429,120
Ethiopia 0.8%
e
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 200,000 174,091
Ghana 4.6%
Ghana Government Bond ,
19.5%, 10/18/21 ................ 885,000 GHS 147,113
18.75%, 1/24/22 ................ 400,000 GHS 67,373
18.25%, 7/25/22 ................ 297,000 GHS 50,493
17.6%, 11/28/22 ................ 150,000 GHS 25,372
Senior Note, 18.5%, 1/02/23 ...... 50,000 GHS 8,531
20.75%, 1/16/23 ................ 50,000 GHS 8,738
16.5%, 2/06/23 ................ 340,000 GHS 56,687
Senior Note, 17.6%, 2/20/23 ...... 1,560,000 GHS 263,299
Senior Note , 17.25%, 7/31/23 ...... 70,000 GHS 11,644
18.85%, 9/28/23 ................ 1,253,000 GHS 213,340
19.25%, 11/27/23 ............... 260,000 GHS 44,439
19.25%, 12/18/23 ............... 243,000 GHS 41,537
Senior Note, 17.7%, 3/18/24 ...... 170,000 GHS 28,254
19.75%, 3/25/24 ................ 270,000 GHS 46,648
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 16,265
1,029,733
India 4.6%
India Government Bond ,
7.26%, 1/14/29 ................ 38,400,000 INR 549,570
Senior Note, 5.77%, 8/03/30 ...... 37,000,000 INR 483,140
1,032,710
Indonesia 12.4%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 16,436,000,000 IDR 1,175,641
FR63, 5.625%, 5/15/23 .......... 308,000,000 IDR 22,106
FR70, 8.375%, 3/15/24 .......... 174,000,000 IDR 13,279

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR81, 6.5%, 6/15/25 ............ 13,129,000,000 IDR $ 964,551
FR86, 5.5%, 4/15/26 ............ 8,020,000,000 IDR 567,045
2,742,622
Peru 2.0%
Peru Bonos de la Tesoreria , 5.2%,
9/12/23 ...................... 1,800,000 PEN 449,941
Senegal 1.0%
e
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 200,000 220,779
South Korea 4.2%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 560,000,000 KRW 469,611
Korea Treasury Bond ,
0.875%, 12/10/23 ............... 446,000,000 KRW 371,314
1.875%, 6/10/26 ................ 96,500,000 KRW 81,112
922,037
Sri Lanka 3.9%
e
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 200,000 126,188
Senior Bond, 144A, 6.2%, 5/11/27 .. 800,000 492,464
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 122,588
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 123,116
864,356
Thailand 4.1%
Bank of Thailand ,
Senior Note, 1.32%, 11/25/21 ...... 2,660,000 THB 79,160
0.9%, 2/24/22 ................. 25,878,000 THB 770,401
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 1,760,000 THB 52,648
902,209
Turkey 1.8%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 1,770,000 TRY 192,534
12.2%, 1/18/23 ................ 120,000 TRY 12,743
7.1%, 3/08/23 ................. 510,000 TRY 50,141
16.2%, 6/14/23 ................ 630,000 TRY 69,769
8.8%, 9/27/23 ................. 330,000 TRY 31,980
10.4%, 3/20/24 ................ 30,000 TRY 2,917
12.6%, 10/01/25 ................ 300,000 TRY 28,820
388,904
Uzbekistan 1.8%
e
Uzbekistan Government Bond, Senior
Note , 144A, 14%, 7/19/24 ........ 4,100,000,000 UZS 394,010
Total Foreign Government and Agency Securities (Cost $17,702,982) ..............
16,439,830

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $18,533,635) ................................
16,998,331
Short Term Investments 23.1%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.6%
Brazil 3.6%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 1,070,000 BRL 158,596
7/01/24 ...................... 3,690,000 BRL 520,652
g
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 960,000 BRL 128,546
807,794
Egypt 4.0%
g
Egypt Treasury Bills ,
11/23/21 ..................... 4,800,000 EGP 301,211
12/07/21 ..................... 1,300,000 EGP 81,083
12/14/21 ..................... 1,200,000 EGP 74,672
12/21/21 ..................... 3,200,000 EGP 198,664
1/04/22 ...................... 250,000 EGP 15,464
1/11/22 ...................... 1,700,000 EGP 105,053
2/15/22 ...................... 800,000 EGP 48,803
3/01/22 ...................... 400,000 EGP 24,289
3/22/22 ...................... 500,000 EGP 30,189
879,428
Total Foreign Government and Agency Securities (Cost $1,740,865) ...............
1,687,222
Industry Shares
Money Market Funds 15.5%
United States 15.5%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 3,431,270 3,431,270
Total Money Market Funds (Cost $3,431,270) ...................................
3,431,270
a a a a a
Total Short Term Investments (Cost $5,172,135 ) .................................
5,118,492
a a a
Total Investments (Cost $23,705,770) 99.7% ....................................
$22,116,823
Other Assets, less Liabilities 0.3% .............................................
84,066
Net Assets 100.0% ...........................................................
$22,200,889
a a a

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $4,648,561, representing 20.9% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 7 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... GSCO Buy 34,022,651 44,137 10/04/21 $ — $ (2,217)
Chilean Peso ...... GSCO Sell 34,022,651 42,457 10/04/21 536 —
Chilean Peso ...... JPHQ Buy 8,870,000 12,027 10/04/21 — (1,098)
Chilean Peso ...... JPHQ Sell 8,870,000 11,241 10/04/21 312 —
Indian Rupee ...... JPHQ Buy 10,942,000 149,367 10/07/21 — (1,913)
Indian Rupee ...... CITI Buy 10,631,000 145,118 10/08/21 — (1,880)
Indian Rupee ...... JPHQ Buy 14,153,500 193,196 10/08/21 — (2,496)
Indian Rupee ...... CITI Buy 12,814,700 174,861 10/12/21 — (2,314)
Indian Rupee ...... HSBK Buy 12,826,900 170,734 10/12/21 1,978 —
Chilean Peso ...... GSCO Buy 158,650,000 212,939 10/14/21 — (17,610)
Chinese Yuan ...... HSBK Buy 4,746,240 724,078 10/15/21 11,313 —
Indian Rupee ...... HSBK Buy 19,972,664 265,266 10/18/21 3,396 —
Chilean Peso ...... JPHQ Buy 19,130,000 24,212 10/29/21 — (685)
Brazilian Real ...... MSCO Buy 3,700,000 703,837 11/03/21 — (27,957)
Chilean Peso ...... GSCO Buy 37,182,651 48,154 11/04/21 — (2,449)
Chilean Peso ...... GSCO Buy 49,096,735 63,184 11/05/21 — (2,839)
Indian Rupee ...... CITI Buy 7,952,700 104,407 11/10/21 2,209 —
Australian Dollar .... MSCO Sell 322,000 236,441 11/16/21 3,706 —
Columbian Peso .... MSCO Buy 4,126,000,000 1,096,632 11/18/21 3,488 (20,036)
Chinese Yuan ...... JPHQ Buy 1,213,270 185,974 11/22/21 1,438 —
Chilean Peso ...... GSCO Buy 113,871,936 144,781 11/30/21 — (5,106)
Russian Ruble ..... JPHQ Buy 3,028,400 40,237 12/06/21 926 —
Russian Ruble ..... MSCO Buy 41,698,100 554,607 12/06/21 12,158 —
Russian Ruble ..... JPHQ Buy 5,600,900 74,689 12/07/21 1,420 —
Russian Ruble ..... DBAB Buy 12,603,700 169,301 12/09/21 1,882 —
Chinese Yuan ...... CITI Buy 2,531,870 389,171 12/10/21 1,361 —
Chinese Yuan ...... JPHQ Buy 971,650 150,289 12/10/21 — (415)
Russian Ruble ..... DBAB Buy 8,077,100 108,830 12/10/21 845 —
Chinese Yuan ...... BOFA Buy 1,963,760 301,741 12/13/21 1,088 —
Chinese Yuan ...... JPHQ Buy 2,430,050 375,730 12/13/21 — (995)
Chilean Peso ...... GSCO Buy 323,098,262 413,645 12/15/21 — (17,865)
Chinese Yuan ...... HSBK Buy 1,757,680 271,628 12/15/21 — (624)
Indian Rupee ...... CITI Buy 13,448,283 180,574 12/15/21 — (947)
Indian Rupee ...... HSBK Buy 19,900,274 269,761 12/15/21 — (3,956)
Russian Ruble ..... DBAB Buy 12,061,300 158,950 12/15/21 4,621 —
Indian Rupee ...... JPHQ Buy 56,300,000 750,027 12/20/21 1,556 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 48 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 10,670,000 14,421 12/23/21 $ — $ (1,360)
Egyptian Pound .... HSBK Buy 1,450,000 88,183 12/27/21 2,031 —
Chilean Peso ...... GSCO Buy 2,650,000 3,330 12/28/21 — (87)
Chinese Yuan ...... CITI Buy 1,612,760 245,698 1/12/22 2,402 —
Chilean Peso ...... GSCO Buy 34,022,651 42,107 1/14/22 — (544)
Indian Rupee ...... JPHQ Buy 10,911,100 141,354 1/27/22 3,617 —
Chilean Peso ...... GSCO Buy 137,072,267 173,597 2/11/22 — (6,555)
Russian Ruble ..... JPHQ Buy 9,592,800 127,676 3/03/22 536 —
Russian Ruble ..... MSCO Buy 25,819,800 343,623 3/03/22 1,472 —
Chinese Yuan ...... BOFA Buy 1,637,910 250,437 3/09/22 433 —
Russian Ruble ..... DBAB Buy 8,000,300 106,331 3/11/22 453 —
Indian Rupee ...... SCNY Buy 39,600,000 516,499 3/22/22 5,872 —
Australian Dollar .... CITI Sell 741,205 536,299 3/28/22 249 —
Chilean Peso ...... GSCO Buy 131,212,121 165,425 5/11/22 — (6,805)
Columbian Peso .... GSCO Buy 370,000,000 100,489 6/13/22 — (5,402)
Total Forward Exchange Contracts ................................................... $71,298 $(134,155)
Net unrealized appreciation (depreciation) ............................................ $(62,857)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Global Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 61.3%
Argentina 3.1%
a
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 23,468,049,862 ARS $ 120,047,876
Index Linked, 1.4%, 3/25/23 ....... 15,977,525,991 ARS 77,080,856
Index Linked, 1.5%, 3/25/24 ....... 13,004,819,952 ARS 57,773,699
Argentina Government Bond ,
16%, 10/17/23 ................. 5,986,154,700 ARS 18,216,583
15.5%, 10/17/26 ................ 18,801,412,000 ARS 37,100,772
310,219,786
Brazil 2.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 230,020,000 BRL 41,988,066
10%, 1/01/27 .................. 850,180,000 BRL 152,638,364
10%, 1/01/29 .................. 99,190,000 BRL 17,488,949
10%, 1/01/31 .................. 158,250,000 BRL 27,302,921
239,418,300
Colombia 4.2%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,800,205
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 3,351,408
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 249,235,700,000 COP 67,107,483
B, 10%, 7/24/24 ................ 518,579,000,000 COP 152,060,337
B, 6.25%, 11/26/25 .............. 15,492,000,000 COP 4,076,777
B, 7.5%, 8/26/26 ............... 309,760,200,000 COP 84,324,206
B, 5.75%, 11/03/27 .............. 10,656,000,000 COP 2,633,482
B, 6%, 4/28/28 ................. 236,008,100,000 COP 58,343,034
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 47,051,058
420,747,990
Ghana 3.9%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 243,080,000 GHS 40,942,269
17.6%, 11/28/22 ................ 3,220,000 GHS 544,651
Senior Note, 17.6%, 2/20/23 ...... 14,885,000 GHS 2,512,307
19.75%, 3/25/24 ................ 306,980,000 GHS 53,037,114
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 1,024,708
19%, 11/02/26 ................. 890,765,000 GHS 146,558,565
19.75%, 3/15/32 ................ 840,925,000 GHS 141,891,057
386,510,671
India 3.9%
India Government Bond ,
8.79%, 11/08/21 ................ 7,315,000,000 INR 99,150,835
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 28,553,868
8.2%, 9/24/25 ................. 320,200,000 INR 4,729,615
Senior Note, 5.15%, 11/09/25 ...... 622,300,000 INR 8,323,063
7.59%, 1/11/26 ................. 7,001,000,000 INR 101,366,778
7.27%, 4/08/26 ................ 1,448,000,000 INR 20,744,840
8.33%, 7/09/26 ................ 8,401,000,000 INR 125,106,175
387,975,174

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia 12.7%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 423,493,000,000 IDR $ 30,291,770
FR35, Senior Bond, 12.9%, 6/15/22 . 1,172,669,000,000 IDR 87,102,773
FR43, 10.25%, 7/15/22 .......... 377,390,000,000 IDR 27,787,564
FR63, 5.625%, 5/15/23 .......... 1,657,468,000,000 IDR 118,961,328
FR46, 9.5%, 7/15/23 ............ 6,667,220,000,000 IDR 509,277,951
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 50,958,737
FR70, 8.375%, 3/15/24 .......... 2,703,357,000,000 IDR 206,305,096
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 19,969,264
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 11,933,212
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 45,166,426
FR86, 5.5%, 4/15/26 ............ 1,712,391,000,000 IDR 121,072,774
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 37,641,402
1,266,468,297
Mexico 4.4%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 6.75%, 3/09/23 .... 197,235,300 MXN 9,669,001
M, Senior Bond, 8%, 12/07/23 ..... 8,497,572,000 MXN 426,110,055
435,779,056
Norway 7.5%
b
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 2,535,983,000 NOK 295,721,653
144A, Reg S, 3%, 3/14/24 ........ 2,921,308,000 NOK 349,510,234
144A, Reg S, 1.75%, 3/13/25 ...... 890,910,000 NOK 103,581,346
748,813,233
South Korea 18.0%
Korea Monetary Stabilization Bond ,
1.285%, 2/02/22 ................ 138,640,000,000 KRW 117,264,642
Senior Note, 0.87%, 2/02/23 ...... 408,050,000,000 KRW 342,588,460
Senior Note , 0.905%, 4/02/23 ...... 449,400,000,000 KRW 376,862,607
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 104,520,000,000 KRW 88,234,073
2.25%, 9/10/23 ................ 13,848,000,000 KRW 11,872,991
0.875%, 12/10/23 ............... 247,523,000,000 KRW 206,073,411
1.875%, 3/10/24 ................ 239,662,000,000 KRW 203,877,958
1.375%, 9/10/24 ................ 385,853,010,000 KRW 323,240,135
3%, 9/10/24 ................... 146,030,000,000 KRW 128,065,243
1,798,079,520
Supranational 1.2%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 121,700,221
Total Foreign Government and Agency Securities (Cost $7,898,677,411) ...........
6,115,712,248
U.S. Government and Agency Securities 13.4%
United States 13.4%
U.S. Treasury Notes ,
2.875%, 5/31/25 ................ 287,950,000 310,592,318
2.625%, 12/31/25 ............... 418,885,000 449,957,759
1.625%, 2/15/26 ................ 226,420,000 233,690,206
2.125%, 5/31/26 ................ 103,431,000 109,095,463

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 226,430,000 $ 233,435,178
1,336,770,924
Total U.S. Government and Agency Securities (Cost $1,326,815,758) ..............
1,336,770,924
Total Long Term Investments (Cost $9,225,493,169) .............................
7,452,483,172
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.7%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 174,655,000 AUD 104,357
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 109,126,000 4,148,607
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
115.55 JPY, Expires 7/18/22 ....... 1 322,232,000 2,479,747
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 79,642,000 2,435,954
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.37 MXN, Expires 12/31/21 . 1 212,901,000 3,268,882
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 143,953,000 2,800,391
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.60 MXN, Expires 12/28/21 . 1 66,168,000 767,649
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 157,306,000 4,372,826
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 52,923,000 1,772,669
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 256,994,100 8,196,891
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 3,404,741
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 10,767,000 351,145
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 102,286,100 3,463,017
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 102,284,100 3,084,496

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 103,935,000 $ 6,480
40,657,852
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 349,306,000 AUD 772,243
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
79.55 JPY, Expires 6/03/22 ....... 1 714,984,000 AUD 14,746,270
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 309,141,000 AUD 5,630,091
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
108.65 JPY, Expires 7/18/22 ...... 1 483,634,000 6,611,763
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 128,213,500 223,990
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 100,203,000 832
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 128,213,500 360,308
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 26,463,000 68,149
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 30,993,000 170,147
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 5,383,000 54,791
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 531,315
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 20.32 MXN, Expires 12/31/21 . 1 53,225,000 517,347
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 42,415,000 233,978
29,921,224
Total Options Purchased (Cost $94,266,653) ....................................
70,579,076

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 20.9%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 16.2%
Argentina 0.4%
a,d
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 1,055,419,512 ARS $ 5,284,323
Index Linked, 4/18/22 ............ 8,004,134,638 ARS 40,145,412
45,429,735
Brazil 6.5%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 398,720,000 BRL 59,098,386
7/01/24 ...................... 1,740,010,000 BRL 245,512,227
d
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 2,549,780,000 BRL 341,421,794
646,032,407
Japan 4.7%
d
Japan Treasury Bills ,
10/25/21 ..................... 3,285,600,000 JPY 29,523,711
12/06/21 ..................... 10,022,900,000 JPY 90,076,038
2/10/22 ...................... 22,799,000,000 JPY 204,940,200
3/25/22 ...................... 15,701,000,000 JPY 141,156,613
465,696,562
Singapore 4.6%
d
Singapore Treasury Bills ,
10/15/21 ..................... 117,850,000 SGD 86,784,130
11/12/21 ..................... 36,540,000 SGD 26,902,646
11/19/21 ..................... 472,990,000 SGD 348,221,355
461,908,131
Total Foreign Government and Agency Securities (Cost $1,688,948,056) ...........
1,619,066,835
Industry Shares
Money Market Funds 4.7%
United States 4.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 467,952,997 467,952,997
Total Money Market Funds (Cost $467,952,997) .................................
467,952,997
a a a a a
Total Short Term Investments (Cost $2,156,901,053 ) .............................
2,087,019,832
a a a
Total Investments (Cost $11,476,660,875) 96.3% .................................
$9,610,082,080
Options Written (0.4)% .......................................................
(41,397,545)
Other Assets, less Liabilities 4.1% .............................................
413,402,233
Net Assets 100.0% ...........................................................
$9,982,086,768
a a a

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 174,655,000 AUD $ (1,676,468)
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
83.40 JPY, Expires 3/03/22 ....... 1 119,164,000 AUD (847,693)
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
111.25 JPY, Expires 7/18/22 ....... 1 483,634,000 (10,105,134)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 42,415,000 (1,086,931)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 29,866,000 (1,253,993)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 47,984,000 (1,410,023)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 30,431,000 (559,716)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 30,993,000 (1,091,474)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.52 MXN, Expires 12/31/21 . 1 133,062,000 (754,462)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 29,866,000 (339,802)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 95,969,000 (762,180)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 72,826,000 (2,954,548)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 4,273,000 (173,355)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.08 MXN, Expires 12/28/21 . 1 22,071,000 (76,999)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 77,099,000 (1,529,953)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 170,942,100 (1,090,417)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 34,645,000 (4,501)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 29,773,000 (235,466)
(25,953,115)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 174,655,000 AUD $ (51,277)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
73.30 JPY, Expires 6/03/22 ....... 1 357,492,000 AUD (2,493,145)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 464,175,000 AUD (2,881,988)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 109,126,000 (19,516)
Foreign Exchange USD/JPY,
Counterparty CITI, January Strike
Price 108.05 JPY, Expires 1/18/22 .. 1 161,401,000 (666,729)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 100,203,000 (34,261)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 157,306,000 (1,254,207)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 4,273,000 (44,931)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 72,826,000 (765,777)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 30,993,000 (528,839)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 52,923,000 (1,813,472)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (4,433,086)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 10,767,000 (457,202)
(15,444,430)
Total Options Written (Premiums received $53,762,225) ..........................
$ (41,397,545)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $748,813,233, representing 7.5% of net assets.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 7 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Mexican Peso ...... CITI Buy 518,530,500 25,177,495 10/01/21 $ — $ (61,646)
Mexican Peso ...... CITI Sell 518,530,500 25,867,031 10/01/21 751,183 —
Chilean Peso ...... GSCO Buy 9,478,100,567 12,295,808 10/04/21 — (617,517)
Chilean Peso ...... GSCO Sell 9,478,100,567 11,827,667 10/04/21 149,376 —
Chilean Peso ...... JPHQ Buy 15,551,018,000 21,086,412 10/04/21 — (1,925,473)
Chilean Peso ...... JPHQ Sell 15,551,018,000 19,707,284 10/04/21 546,345 —
Indian Rupee ...... JPHQ Buy 4,628,008,500 63,175,829 10/07/21 — (809,281)
Indian Rupee ...... CITI Buy 4,496,477,800 61,379,078 10/08/21 — (794,988)
Indian Rupee ...... JPHQ Buy 2,823,969,900 38,547,228 10/08/21 — (497,969)
Indian Rupee ...... CITI Buy 4,358,906,500 59,478,836 10/12/21 — (786,971)
Indian Rupee ...... HSBK Buy 2,559,257,100 34,065,290 10/12/21 394,631 —
Mexican Peso ...... CITI Buy 2,383,987,000 118,603,368 10/12/21 — (3,272,213)
Mexican Peso ...... CITI Sell 2,383,987,000 118,075,858 10/12/21 2,744,703 —
Chilean Peso ...... JPHQ Buy 35,742,600,000 46,193,990 10/13/21 — (2,184,520)
Euro ............. DBAB Sell 148,513,204 1,513,913,899 SEK 10/13/21 935,586 —
Swedish Krona ..... DBAB Sell 1,376,400,000 135,273,658 EUR 10/13/21 — (560,501)
Chilean Peso ...... GSCO Buy 9,397,650,000 12,613,449 10/14/21 — (1,043,109)
Chinese Yuan ...... HSBK Buy 927,022,870 139,467,999 10/15/21 4,166,610 —
Euro ............. DBAB Sell 111,898,594 1,135,435,030 SEK 10/18/21 97,809 —
Euro ............. DBAB Sell 111,864,418 1,135,435,030 SEK 10/19/21 135,665 —
Euro ............. DBAB Sell 204,390,448 2,060,194,402 NOK 10/19/21 — (1,155,981)
Euro ............. JPHQ Sell 163,635,626 1,649,025,750 NOK 10/19/21 — (968,066)
Norwegian Krone ... DBAB Sell 1,902,200,000 188,261,143 EUR 10/19/21 540,380 —
Euro ............. CITI Buy 115,420,000 136,653,240 10/21/21 — (2,914,838)
Euro ............. CITI Sell 115,420,000 138,531,701 10/21/21 4,793,298 —
Singapore Dollar .... MSCO Buy 33,100,000 24,796,887 10/21/21 — (420,928)
Euro ............. CITI Buy 115,420,000 136,656,126 10/22/21 — (2,914,934)
Euro ............. CITI Sell 115,420,000 139,501,229 10/22/21 5,760,037 —
Euro ............. HSBK Sell 256,577,245 32,368,502,297 JPY 10/25/21 — (6,446,449)
Euro ............. CITI Sell 114,670,000 138,571,815 10/26/21 5,688,589 —
Singapore Dollar .... CITI Buy 26,320,000 19,811,818 10/26/21 — (429,071)
Chilean Peso ...... JPHQ Buy 33,537,277,800 42,445,959 10/29/21 — (1,202,251)
Mexican Peso ...... CITI Sell 518,530,500 25,756,532 11/01/21 748,055 —
Euro ............. HSBK Sell 287,284,320 427,266,272 CAD 11/03/21 4,282,313 —
Chilean Peso ...... GSCO Buy 15,020,240,567 19,408,831 11/04/21 — (945,697)
Chilean Peso ...... GSCO Buy 13,677,470,202 17,602,016 11/05/21 — (790,818)
Indian Rupee ...... CITI Buy 3,363,647,800 44,159,745 11/10/21 934,434 —
Australian Dollar .... CITI Sell 69,000,000 50,863,695 11/15/21 991,944 —
Australian Dollar .... MSCO Sell 133,184,000 97,795,679 11/16/21 1,532,704 —
Mexican Peso ...... CITI Sell 1,581,979,300 78,257,695 11/16/21 2,134,404 —
Australian Dollar .... HSBK Sell 68,959,000 53,343,234 11/17/21 3,500,727 —
Euro ............. HSBK Sell 225,999,999 274,088,279 11/17/21 12,074,804 —
Australian Dollar .... JPHQ Sell 62,696,000 48,428,459 11/18/21 3,112,574 —
Euro ............. CITI Sell 225,955,000 273,831,475 11/18/21 11,864,898 —
Chinese Yuan ...... JPHQ Buy 644,088,108 98,728,070 11/22/21 763,492 —
Chilean Peso ...... GSCO Buy 24,514,422,714 31,168,609 11/30/21 — (1,099,145)
Mexican Peso ...... CITI Sell 518,530,500 24,953,345 12/01/21 59,430 —
Chinese Yuan ...... CITI Buy 1,532,586,140 235,572,280 12/10/21 823,877 —
Chinese Yuan ...... JPHQ Buy 588,157,946 90,972,893 12/10/21 — (251,546)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 48 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... BOFA Buy 1,188,701,030 182,649,472 12/13/21 $ 658,395 $ —
Chinese Yuan ...... JPHQ Buy 1,290,035,552 199,462,979 12/13/21 — (528,462)
Euro ............. DBAB Sell 134,100,784 1,352,258,895 SEK 12/13/21 — (955,249)
Chilean Peso ...... GSCO Buy 32,405,456,859 41,486,950 12/15/21 — (1,791,821)
Chinese Yuan ...... HSBK Buy 933,091,780 144,198,146 12/15/21 — (331,060)
Euro ............. DBAB Sell 25,547,677 260,313,200 SEK 12/15/21 125,497 —
Indian Rupee ...... HSBK Buy 2,566,417,190 34,789,443 12/15/21 — (510,127)
Mexican Peso ...... MSCO Sell 1,409,269,100 69,208,361 12/15/21 1,676,224 —
Euro ............. DBAB Sell 41,070,596 415,544,078 SEK 12/16/21 — (134,417)
New Zealand Dollar . JPHQ Buy 185,570,000 132,378,401 12/20/21 — (4,388,454)
New Zealand Dollar . BOFA Buy 56,380,000 39,801,461 12/21/21 — (915,894)
New Zealand Dollar . CITI Buy 66,290,000 46,976,408 12/21/21 — (1,255,865)
New Zealand Dollar . JPHQ Buy 66,310,000 46,880,573 12/21/21 — (1,146,235)
Chilean Peso ...... GSCO Buy 18,719,530,000 25,300,123 12/23/21 — (2,386,445)
Chilean Peso ...... GSCO Buy 4,655,410,000 5,849,093 12/28/21 — (153,245)
Chinese Yuan ...... CITI Buy 856,161,690 130,432,920 1/12/22 1,275,066 —
Chilean Peso ...... JPHQ Buy 29,488,000,000 37,138,539 1/13/22 — (1,111,634)
Chilean Peso ...... GSCO Buy 9,478,100,567 11,730,322 1/14/22 — (151,486)
Euro ............. DBAB Sell 93,026,264 946,198,037 SEK 1/18/22 227,910 —
South Korean Won .. JPHQ Buy 48,338,500,000 42,084,712 1/19/22 — (1,325,689)
Euro ............. JPHQ Sell 18,988,072 193,202,300 NOK 1/21/22 28,706 —
South Korean Won .. CITI Buy 47,947,800,000 41,748,193 1/21/22 — (1,319,663)
Singapore Dollar .... MSCO Buy 26,250,000 19,323,067 1/24/22 4,355 —
South Korean Won .. JPHQ Buy 47,357,300,000 41,130,189 1/24/22 — (1,201,071)
Indian Rupee ...... JPHQ Buy 4,614,943,200 59,786,801 1/27/22 1,529,761 —
Euro ............. HSBK Sell 139,196,796 206,346,723 CAD 2/03/22 1,198,766 —
South Korean Won .. BNDP Buy 115,172,700,000 99,980,642 2/03/22 — (2,885,679)
South Korean Won .. CITI Buy 116,554,900,000 100,791,162 2/03/22 — (2,530,952)
Chilean Peso ...... GSCO Buy 19,040,583,935 24,114,215 2/11/22 — (910,578)
Euro ............. HSBK Sell 227,266,283 29,520,185,704 JPY 2/17/22 1,561,818 —
Euro ............. CITI Sell 264,788,375 34,030,866,753 JPY 2/24/22 — (1,473,903)
Chinese Yuan ...... BOFA Buy 991,455,720 151,594,098 3/09/22 262,334 —
Euro ............. DBAB Sell 92,961,046 946,194,709 SEK 3/16/22 219,577 —
Euro ............. CITI Sell 136,716,060 1,389,500,000 NOK 3/31/22 — (373,688)
Euro ............. JPHQ Sell 7,855,590 80,334,375 NOK 4/01/22 34,684 —
Euro ............. HSBK Sell 138,917,781 206,348,471 CAD 5/03/22 1,175,393 —
Chilean Peso ...... GSCO Buy 18,226,556,423 22,979,092 5/11/22 — (945,245)
Euro ............. DBAB Sell 25,714,286 260,010,000 SEK 6/15/22 — (176,368)
Total Forward Exchange Contracts ................................................... $79,506,354 $(60,997,142)
Net unrealized appreciation (depreciation) ............................................ $18,509,212
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2021
Templeton Global Total Return Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 36,523,770 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 13,432,767 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 15,159,679 —
—
Total Corporate Bonds (Cost $46,940,535) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 55.6%
Argentina 5.1%
f
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 4,736,908,277 ARS 24,231,062
Index Linked, 1.4%, 3/25/23 ....... 2,950,719,468 ARS 14,235,244
Index Linked, 1.5%, 3/25/24 ....... 3,732,191,065 ARS 16,580,198
g
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.145%, (ARS
BADLAR + 2%), 4/03/22 ......... 9,178,000 ARS 49,049
Argentina Government Bond ,
16%, 10/17/23 ................. 483,949,200 ARS 1,472,715
15.5%, 10/17/26 ................ 2,527,300,600 ARS 4,987,115
61,555,383
Bosnia and Herzegovina 0.0%
†
e,g
Bosnia and Herzegovina Government
Bond, B, Senior Bond, Reg S, FRN,
0.25%, (6-month EUR LIBOR +
0.813%), 12/20/21 .............. 7,456 EUR 8,578
Brazil 3.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 43,020,000 BRL 7,852,911
10%, 1/01/27 .................. 113,150,000 BRL 20,314,558
10%, 1/01/29 .................. 18,580,000 BRL 3,275,982
10%, 1/01/31 .................. 29,620,000 BRL 5,110,348
36,553,799
Colombia 4.7%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 59,139,000,000 COP 17,341,034
B, 7.5%, 8/26/26 ............... 131,221,000,000 COP 35,721,525

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B, 7%, 6/30/32 ................. 11,774,000,000 COP $ 2,930,572
55,993,131
Ecuador 4.1%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 19,217,000 16,142,472
Senior Bond, 144A, 0.5%, 7/31/35 .. 47,876,000 31,778,174
Senior Bond, 144A, 0.5%, 7/31/40 .. 2,727,000 1,586,800
49,507,446
Ghana 6.2%
Ghana Government Bond ,
19.5%, 10/18/21 ................ 17,767,000 GHS 2,953,396
18.75%, 1/24/22 ................ 46,810,000 GHS 7,884,267
18.25%, 7/25/22 ................ 25,100,000 GHS 4,267,233
17.6%, 11/28/22 ................ 1,250,000 GHS 211,433
Senior Note, 18.5%, 1/02/23 ...... 1,920,000 GHS 327,595
20.75%, 1/16/23 ................ 3,200,000 GHS 559,260
16.5%, 2/06/23 ................ 5,210,000 GHS 868,652
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 81,015
19%, 4/17/23 .................. 29,000,000 GHS 4,972,100
Senior Note, 17.25%, 7/31/23 ...... 7,010,000 GHS 1,166,046
18.85%, 9/28/23 ................ 8,700,000 GHS 1,481,289
19.25%, 12/18/23 ............... 2,890,000 GHS 494,003
19.75%, 3/25/24 ................ 36,690,000 GHS 6,338,953
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 161,026
19%, 11/02/26 ................. 134,400,000 GHS 22,112,983
19.75%, 3/15/32 ................ 117,734,000 GHS 19,865,507
73,744,758
India 4.6%
India Government Bond ,
Senior Note, 5.22%, 6/15/25 ...... 285,000,000 INR 3,831,381
7.59%, 1/11/26 ................. 1,166,100,000 INR 16,883,845
7.27%, 4/08/26 ................ 2,423,700,000 INR 34,723,252
55,438,478
Indonesia 11.8%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 23,421,000,000 IDR 1,675,266
FR35, Senior Bond, 12.9%, 6/15/22 . 95,624,000,000 IDR 7,102,699
FR43, 10.25%, 7/15/22 .......... 3,593,000,000 IDR 264,556
FR63, 5.625%, 5/15/23 .......... 183,131,000,000 IDR 13,143,848
FR46, 9.5%, 7/15/23 ............ 651,100,000,000 IDR 49,734,503
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,636,246
FR70, 8.375%, 3/15/24 .......... 418,021,000,000 IDR 31,901,026
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,267,393
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 1,086,580
FR86, 5.5%, 4/15/26 ............ 315,285,000,000 IDR 22,291,889
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 11,299,243
141,403,249

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 4.5%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 6.75%, 3/09/23 .... 63,470,000 MXN $ 3,111,469
M, Senior Bond, 8%, 12/07/23 ..... 1,003,545,000 MXN 50,322,682
53,434,151
Norway 5.3%
e
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 315,611,000 NOK 36,803,483
144A, Reg S, 3%, 3/14/24 ........ 224,500,000 NOK 26,859,560
63,663,043
South Korea 3.4%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 26,551,900,000 KRW 22,243,288
3%, 9/10/24 ................... 20,810,000,000 KRW 18,249,933
40,493,221
Sri Lanka 0.5%
e
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 132,808
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 397,842
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 1,324,974
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 3,262,574
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 281,952
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 405,667
5,805,817
Turkey 2.3%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 124,600,000 TRY 13,553,533
12.2%, 1/18/23 ................ 8,390,000 TRY 890,927
7.1%, 3/08/23 ................. 35,770,000 TRY 3,516,725
16.2%, 6/14/23 ................ 44,310,000 TRY 4,907,106
8.8%, 9/27/23 ................. 23,020,000 TRY 2,230,841
10.4%, 3/20/24 ................ 1,950,000 TRY 189,630
12.6%, 10/01/25 ................ 21,490,000 TRY 2,064,440
27,353,202
Total Foreign Government and Agency Securities (Cost $877,850,699) ............
664,954,256
U.S. Government and Agency Securities 8.9%
United States 8.9%
U.S. Treasury Notes ,
1.75%, 12/31/24 ................ 5,789,400 6,008,086
2.125%, 5/15/25 ................ 4,060,000 4,268,075
2.875%, 5/31/25 ................ 50,610,000 54,589,607
2.625%, 12/31/25 ............... 16,863,000 18,113,892
1.625%, 2/15/26 ................ 9,110,000 9,402,516
2.125%, 5/31/26 ................ 4,164,000 4,392,044
1.625%, 10/31/26 ............... 9,120,000 9,402,150
106,176,370
Total U.S. Government and Agency Securities (Cost $104,505,759) ................
106,176,370

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,030,942,352) .............................
771,130,626
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.8%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 19,166,000 AUD 11,452
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 21,381,000 812,834
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
115.55 JPY, Expires 7/18/22 ....... 1 63,133,000 485,842
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 7,928,000 242,488
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 28,172,000 548,044
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.60 MXN, Expires 12/28/21 . 1 12,772,000 148,174
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 8,516,000 236,730
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 10,215,000 342,154
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 33,221,000 1,059,592
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,898,000 94,513
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,547,000 50,452
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 255,263
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 12,817,000 433,935
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 12,818,000 386,542

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 20,696,000 $ 1,290
5,109,305
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 38,332,000 AUD 84,744
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
79.55 JPY, Expires 6/03/22 ....... 1 122,016,000 AUD 2,516,533
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
108.65 JPY, Expires 7/18/22 ...... 1 94,755,000 1,295,396
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 4,506,000 7,872
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 19,343,000 161
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 4,506,000 12,663
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 5,107,000 13,152
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 5,983,000 32,846
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,449,000 14,749
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 773,000 7,868
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 39,838
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 8,187,000 45,163
4,070,985
Total Options Purchased (Cost $12,332,641) ....................................
9,180,290

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 33.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 18.8%
Argentina 0.7%
f,h
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 375,688,995 ARS $ 1,881,017
Index Linked, 4/18/22 ............ 1,080,105,583 ARS 5,417,361
Index Linked, 6/30/22 ............ 118,947,696 ARS 651,804
7,950,182
Brazil 6.5%
h
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 74,600,000 BRL 11,057,232
7/01/24 ...................... 170,110,000 BRL 24,002,210
h
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 320,650,000 BRL 42,935,821
77,995,263
Egypt 2.8%
h
Egypt Treasury Bills ,
12/07/21 ..................... 58,700,000 EGP 3,661,194
12/14/21 ..................... 83,300,000 EGP 5,183,478
12/21/21 ..................... 157,600,000 EGP 9,784,190
1/04/22 ...................... 20,400,000 EGP 1,261,914
1/11/22 ...................... 99,700,000 EGP 6,161,028
2/15/22 ...................... 40,900,000 EGP 2,495,055
2/22/22 ...................... 6,300,000 EGP 383,930
3/01/22 ...................... 18,900,000 EGP 1,147,638
3/22/22 ...................... 42,800,000 EGP 2,584,232
i
6/14/22 ...................... 3,500,000 EGP 205,546
32,868,205
Japan 4.6%
h
Japan Treasury Bills ,
11/22/21 ..................... 2,530,300,000 JPY 22,738,811
12/20/21 ..................... 2,432,200,000 JPY 21,859,317
2/10/22 ...................... 1,160,500,000 JPY 10,431,734
55,029,862
Singapore 4.2%
h
Singapore Treasury Bills ,
10/15/21 ..................... 5,350,000 SGD 3,939,712
11/12/21 ..................... 4,560,000 SGD 3,357,309
11/19/21 ..................... 58,940,000 SGD 43,392,390
50,689,411
Total Foreign Government and Agency Securities (Cost $236,335,326) ............
224,532,923

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 14.5%
United States 14.5%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 174,031,521 $ 174,031,521
Total Money Market Funds (Cost $174,031,521) .................................
174,031,521
a a a a a
Total Short Term Investments (Cost $410,366,847 ) ...............................
398,564,444
a a a
Total Investments (Cost $1,453,641,840) 98.6% ..................................
$1,178,875,360
Options Written (0.5)% .......................................................
(5,820,143)
Other Assets, less Liabilities 1.9% .............................................
23,113,929
Net Assets 100.0% ...........................................................
$1,196,169,146
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.5)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (183,969)
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
83.40 JPY, Expires 3/03/22 ....... 1 20,336,000 AUD (144,664)
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
111.25 JPY, Expires 7/18/22 ....... 1 94,755,000 (1,979,827)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 8,187,000 (209,801)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 2,973,000 (124,828)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 9,391,000 (275,957)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 5,874,000 (108,040)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 5,983,000 (210,702)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 2,973,000 (33,825)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 18,782,000 (149,166)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 997,000 (40,448)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 8,969,000 (363,872)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.08 MXN, Expires 12/28/21 . 1 4,260,000 $ (14,862)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 9,967,000 (197,785)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 6,008,000 (38,324)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 6,899,000 (896)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 2,640,000 (20,879)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 533,000 (4,215)
(4,102,060)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (5,627)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
73.30 JPY, Expires 6/03/22 ....... 1 61,008,000 AUD (425,469)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 21,381,000 (3,824)
Foreign Exchange USD/JPY,
Counterparty CITI, January Strike
Price 108.05 JPY, Expires 1/18/22 .. 1 31,622,000 (130,627)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 19,343,000 (6,614)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 8,516,000 (67,898)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 8,969,000 (94,311)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 997,000 (10,484)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 5,983,000 (102,089)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 10,215,000 (350,030)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,547,000 $ (65,691)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (332,360)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,898,000 (123,059)
(1,718,083)
Total Options Written (Premiums received $7,484,206) ...........................
$ (5,820,143)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $118,984,884, representing 9.9% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
The coupon rate shown represents the rate at period end.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security purchased on a delayed delivery basis.
j
See Note 7 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 46,923,169 478,636,972 NOK 10/01/21 $ 405,959 $ —
Norwegian Krone ... JPHQ Sell 478,636,972 47,008,136 EUR 10/01/21 — (307,542)
Chilean Peso ...... GSCO Buy 2,210,334,820 2,867,437 10/04/21 — (144,008)
Chilean Peso ...... GSCO Sell 2,210,334,820 2,758,264 10/04/21 34,835 —
Chilean Peso ...... JPHQ Buy 3,436,820,000 4,660,158 10/04/21 — (425,535)
Chilean Peso ...... JPHQ Sell 3,436,820,000 4,355,367 10/04/21 120,744 —
Indian Rupee ...... JPHQ Buy 852,824,500 11,641,702 10/07/21 — (149,130)
Indian Rupee ...... JPHQ Sell 852,824,500 11,546,109 10/07/21 53,538 —
Indian Rupee ...... CITI Buy 828,586,800 11,310,607 10/08/21 — (146,496)
Indian Rupee ...... CITI Buy 270,784,000 3,694,944 10/12/21 — (48,888)
Indian Rupee ...... HSBK Buy 999,725,100 13,306,958 10/12/21 154,155 —
Mexican Peso ...... CITI Buy 52,492,000 2,611,477 10/12/21 — (72,049)
Mexican Peso ...... CITI Sell 52,492,000 2,599,862 10/12/21 60,434 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... JPHQ Buy 9,053,000,000 11,700,162 10/13/21 $ — $ (553,302)
Euro ............. DBAB Sell 16,267,502 165,827,663 SEK 10/13/21 102,480 —
Swedish Krona ..... DBAB Sell 139,200,000 13,696,271 EUR 10/13/21 — (38,627)
Chilean Peso ...... GSCO Buy 2,530,950,000 3,397,020 10/14/21 — (280,927)
Chinese Yuan ...... HSBK Buy 183,508,820 27,608,389 10/15/21 824,801 —
Chinese Yuan ...... HSBK Sell 160,000,000 24,667,376 10/15/21 — (123,315)
Euro ............. DBAB Sell 2,991,106 30,350,750 SEK 10/18/21 2,614 —
Indian Rupee ...... HSBK Buy 1,219,466,817 16,196,284 10/18/21 207,396 —
Indian Rupee ...... HSBK Sell 225,575,000 3,050,991 10/18/21 16,664 —
Euro ............. DBAB Sell 2,990,192 30,350,750 SEK 10/19/21 3,626 —
Euro ............. CITI Buy 8,540,000 10,218,110 10/21/21 — (322,720)
Euro ............. CITI Sell 14,160,000 16,995,398 10/21/21 588,053 —
Singapore Dollar .... MSCO Buy 4,130,000 3,093,992 10/21/21 — (52,521)
Singapore Dollar .... MSCO Sell 4,130,000 3,035,760 10/21/21 — (5,711)
Euro ............. CITI Buy 14,160,000 16,942,822 10/22/21 — (535,135)
Euro ............. CITI Sell 14,160,000 17,114,342 10/22/21 706,655 —
Euro ............. HSBK Sell 48,576,693 6,128,192,671 JPY 10/25/21 — (1,220,479)
Japanese Yen ...... HSBK Sell 2,580,387,951 20,100,000 EUR 10/25/21 103,563 —
Euro ............. CITI Sell 14,070,000 17,002,751 10/26/21 697,989 —
Singapore Dollar .... CITI Buy 3,280,000 2,468,950 10/26/21 — (53,471)
Chilean Peso ...... JPHQ Buy 7,411,790,000 9,380,622 10/29/21 — (265,700)
Canadian Dollar .... HSBK Sell 24,300,000 16,166,481 EUR 11/03/21 — (443,245)
Euro ............. HSBK Sell 78,246,493 116,532,767 CAD 11/03/21 1,292,604 —
Chilean Peso ...... GSCO Buy 3,435,164,820 4,439,281 11/04/21 — (216,719)
Chilean Peso ...... GSCO Buy 3,189,646,324 4,104,868 11/05/21 — (184,422)
Euro ............. HSBK Sell 23,270,000 27,421,391 11/10/21 447,079 —
Indian Rupee ...... CITI Buy 619,835,000 8,137,521 11/10/21 172,192 —
Australian Dollar .... MSCO Sell 27,013,000 19,835,376 11/16/21 310,870 —
Mexican Peso ...... CITI Sell 16,827,714 832,437 11/16/21 22,704 —
Euro ............. DBAB Sell 6,549,012 66,685,319 SEK 11/17/21 29,291 —
Chinese Yuan ...... JPHQ Buy 127,500,470 19,543,717 11/22/21 151,137 —
Chilean Peso ...... GSCO Buy 5,821,458,857 7,401,634 11/30/21 — (261,015)
Russian Ruble ..... JPHQ Buy 143,649,800 1,908,587 12/06/21 43,916 —
Russian Ruble ..... MSCO Buy 1,977,888,300 26,306,954 12/06/21 576,706 —
South Korean Won .. GSCO Buy 30,270,000,000 27,095,735 12/06/21 — (1,562,051)
South Korean Won .. GSCO Sell 16,579,300,000 13,982,711 12/06/21 — (2,443)
Russian Ruble ..... JPHQ Buy 265,673,400 3,542,784 12/07/21 67,376 —
Chinese Yuan ...... JPHQ Buy 66,647,640 10,308,674 12/10/21 — (28,504)
Russian Ruble ..... DBAB Buy 576,087,600 7,762,143 12/10/21 60,297 —
Chinese Yuan ...... BOFA Buy 134,698,690 20,697,084 12/13/21 74,607 —
Chinese Yuan ...... JPHQ Buy 255,369,010 39,484,697 12/13/21 — (104,612)
Euro ............. DBAB Sell 6,479,174 65,335,344 SEK 12/13/21 — (46,154)
Chilean Peso ...... GSCO Buy 8,227,346,581 10,533,026 12/15/21 — (454,921)
Chinese Yuan ...... HSBK Buy 184,710,190 28,544,745 12/15/21 — (65,535)
Euro ............. DBAB Sell 6,399,010 65,201,500 SEK 12/15/21 31,434 —
Indian Rupee ...... CITI Buy 821,108,979 11,025,297 12/15/21 — (57,846)
Indian Rupee ...... HSBK Buy 1,432,214,375 19,414,591 12/15/21 — (284,681)
Mexican Peso ...... MSCO Sell 407,335,000 20,003,978 12/15/21 484,496 —
Russian Ruble ..... DBAB Buy 1,193,258,200 15,725,347 12/15/21 457,180 —
Euro ............. DBAB Sell 24,732,988 250,243,429 SEK 12/16/21 — (80,947)
Euro ............. JPHQ Sell 2,402,278 24,300,000 SEK 12/17/21 — (8,542)
New Zealand Dollar . JPHQ Buy 23,430,000 16,714,048 12/20/21 — (554,085)
New Zealand Dollar . BOFA Buy 7,120,000 5,026,364 12/21/21 — (115,664)
New Zealand Dollar . CITI Buy 8,370,000 5,931,401 12/21/21 — (158,570)
New Zealand Dollar . JPHQ Buy 8,370,000 5,917,515 12/21/21 — (144,684)
Chilean Peso ...... GSCO Buy 4,137,040,000 5,591,359 12/23/21 — (527,407)
Chilean Peso ...... GSCO Buy 1,028,850,000 1,292,655 12/28/21 — (33,867)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 48 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... CITI Buy 169,481,510 25,819,852 1/12/22 $ 252,406 $ —
Chilean Peso ...... JPHQ Buy 7,468,900,000 9,406,675 1/13/22 — (281,561)
Chilean Peso ...... GSCO Buy 2,210,334,820 2,735,563 1/14/22 — (35,327)
Euro ............. DBAB Sell 14,196,079 144,392,577 SEK 1/18/22 34,780 —
South Korean Won .. JPHQ Buy 22,871,500,000 19,912,502 1/19/22 — (627,253)
South Korean Won .. CITI Buy 22,686,600,000 19,753,243 1/21/22 — (624,401)
Singapore Dollar .... MSCO Buy 3,270,000 2,407,102 1/24/22 543 —
South Korean Won .. JPHQ Buy 22,407,000,000 19,460,657 1/24/22 — (568,284)
Indian Rupee ...... JPHQ Buy 850,416,900 11,017,190 1/27/22 281,896 —
Euro ............. HSBK Sell 27,490,246 40,751,815 CAD 2/03/22 236,747 —
South Korean Won .. BNDP Buy 26,013,700,000 22,582,317 2/03/22 — (651,779)
South Korean Won .. CITI Buy 13,227,400,000 11,438,430 2/03/22 — (287,229)
Chilean Peso ...... GSCO Buy 4,748,107,280 6,013,307 2/11/22 — (227,069)
Russian Ruble ..... JPHQ Buy 455,017,800 6,056,104 3/03/22 25,442 —
South Korean Won .. CITI Buy 48,080,000,000 41,201,423 3/03/22 — (682,724)
South Korean Won .. CITI Buy 18,190,000,000 15,689,150 3/07/22 — (360,600)
Chinese Yuan ...... BOFA Buy 88,647,670 13,554,275 3/09/22 23,456 —
Russian Ruble ..... DBAB Buy 791,496,100 10,519,702 3/11/22 44,783 —
Euro ............. DBAB Sell 14,186,126 144,392,069 SEK 3/16/22 33,508 —
South Korean Won .. DBAB Buy 73,000,000,000 62,112,858 3/16/22 — (603,496)
Indian Rupee ...... SCNY Buy 556,800,000 7,262,293 3/22/22 82,557 —
Euro ............. JPHQ Sell 44,601,685 456,136,972 NOK 4/01/22 199,486 —
Euro ............. HSBK Sell 27,435,143 40,752,161 CAD 5/03/22 232,131 —
Chilean Peso ...... GSCO Buy 4,545,115,082 5,730,244 5/11/22 — (235,714)
Euro ............. DBAB Sell 6,440,736 65,125,500 SEK 6/15/22 — (44,175)
Euro ............. CITI Sell 22,221,186 228,796,000 NOK 6/21/22 182,581 —
Total Forward Exchange Contracts ................................................... $9,935,711 $(15,311,082)
Net unrealized appreciation (depreciation) ............................................ $(5,375,371)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Statement of Investments (unaudited), September 30, 2021
Templeton International Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 64.0%
Argentina 1.7%
a
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 314,269,934 ARS $ 1,607,609
Index Linked, 1.3%, 9/20/22 ....... 2,812,290 ARS 14,243
Index Linked, 1.4%, 3/25/23 ....... 247,999,168 ARS 1,196,430
Index Linked, 1.45%, 8/13/23 ...... 14,317,026 ARS 68,603
Index Linked, 1.5%, 3/25/24 ....... 212,045,899 ARS 942,010
b
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.145%, (ARS
BADLAR + 2%), 4/03/22 ......... 5,808,000 ARS 31,039
Argentina Government Bond ,
18.2%, 10/03/21 ................ 73,832,000 ARS 381,256
16%, 10/17/23 ................. 176,341,700 ARS 536,629
15.5%, 10/17/26 ................ 153,089,000 ARS 302,090
5,079,909
Australia 4.2%
c
Australia Government Bond, Senior
Note, Reg S, 2%, 12/21/21 ........ 17,530,000 AUD 12,722,071
Brazil 2.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 5,490,000 BRL 1,002,150
10%, 1/01/27 .................. 24,590,000 BRL 4,414,803
10%, 1/01/29 .................. 2,370,000 BRL 417,873
10%, 1/01/31 .................. 3,780,000 BRL 652,164
6,486,990
Colombia 3.9%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 57,000,000 COP 15,021
Senior Bond, 9.85%, 6/28/27 ...... 91,000,000 COP 28,021
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 11,789,100,000 COP 3,174,252
B, 10%, 7/24/24 ................ 10,360,000,000 COP 3,037,811
B, 6.25%, 11/26/25 .............. 4,876,000,000 COP 1,283,137
B, 7.5%, 8/26/26 ............... 10,572,000,000 COP 2,877,954
B, 5.75%, 11/03/27 .............. 3,355,000,000 COP 829,142
B, 7.75%, 9/18/30 .............. 1,840,000,000 COP 493,611
11,738,949
Ghana 4.1%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 3,010,000 GHS 506,978
18.25%, 7/25/22 ................ 50,000 GHS 8,501
17.6%, 11/28/22 ................ 130,000 GHS 21,989
Senior Note, 18.5%, 1/02/23 ...... 50,000 GHS 8,531
20.75%, 1/16/23 ................ 50,000 GHS 8,738
Senior Note, 17.6%, 2/20/23 ...... 5,150,000 GHS 869,223
19%, 9/18/23 .................. 50,000 GHS 8,511
18.85%, 9/28/23 ................ 6,890,000 GHS 1,173,113
19.25%, 11/27/23 ............... 280,000 GHS 47,858
Senior Note, 17.7%, 3/18/24 ...... 23,130,000 GHS 3,844,202
19.75%, 3/25/24 ................ 2,910,000 GHS 502,762
21.7%, 3/17/25 ................ 5,880,000 GHS 1,057,323
19.25%, 6/23/25 ................ 3,560,000 GHS 601,372
Senior Note, 18.3%, 3/02/26 ...... 5,530,000 GHS 899,466

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
19%, 11/02/26 ................. 8,740,000 GHS $ 1,438,002
19.75%, 3/15/32 ................ 8,740,000 GHS 1,474,719
12,471,288
India 4.5%
India Government Bond ,
8.2%, 2/15/22 ................. 19,000,000 INR 260,472
8.15%, 6/11/22 ................. 18,000,000 INR 250,039
8.13%, 9/21/22 ................ 51,000,000 INR 714,137
6.84%, 12/19/22 ................ 12,000,000 INR 167,113
7.16%, 5/20/23 ................ 19,100,000 INR 268,590
8.83%, 11/25/23 ................ 156,700,000 INR 2,295,886
7.68%, 12/15/23 ................ 43,400,000 INR 623,567
9.15%, 11/14/24 ................ 82,200,000 INR 1,239,594
Senior Note, 5.22%, 6/15/25 ...... 48,000,000 INR 645,285
8.2%, 9/24/25 ................. 104,400,000 INR 1,542,073
Senior Note, 5.15%, 11/09/25 ...... 202,800,000 INR 2,712,385
7.59%, 1/11/26 ................. 157,000,000 INR 2,273,187
7.27%, 4/08/26 ................ 33,000,000 INR 472,776
13,465,104
Indonesia 10.4%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 268,090,000,000 IDR 19,695,835
FR86, 5.5%, 4/15/26 ............ 164,800,000,000 IDR 11,652,008
31,347,843
Mexico 4.9%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 6.75%, 3/09/23 .... 182,918,000 MXN 8,967,129
M, Senior Bond, 8%, 12/07/23 ..... 113,932,000 MXN 5,713,111
14,680,240
Norway 3.8%
c
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 44,234,000 NOK 5,158,139
144A, Reg S, 3%, 3/14/24 ........ 37,171,000 NOK 4,447,201
144A, Reg S, 1.75%, 3/13/25 ...... 12,526,000 NOK 1,456,331
144A, Reg S, 1.5%, 2/19/26 ....... 2,424,000 NOK 278,936
11,340,607
Singapore 4.4%
Singapore Government Bond ,
3.125%, 9/01/22 ................ 2,600,000 SGD 1,961,675
2.375%, 6/01/25 ................ 14,460,000 SGD 11,272,166
13,233,841
South Korea 20.0%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 23,840,000,000 KRW 19,991,999
Korea Treasury Bond ,
2%, 12/10/21 .................. 3,665,000,000 KRW 3,102,086
0.875%, 12/10/23 ............... 24,791,000,000 KRW 20,639,561
1.375%, 9/10/24 ................ 1,485,100,000 KRW 1,244,111

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
1.875%, 6/10/26 ................ 18,495,000,000 KRW $ 15,545,873
60,523,630
Total Foreign Government and Agency Securities (Cost $220,529,584) ............
193,090,472
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 3,229,000 AUD 1,929
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 2,642,000 100,440
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
115.55 JPY, Expires 7/18/22 ....... 1 7,803,000 60,048
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.37 MXN, Expires 12/31/21 . 1 5,883,000 90,328
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 4,895,000 95,225
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 21.60 MXN, Expires 12/28/21 . 1 1,832,000 21,254
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 1,462,000 48,970
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 40,995
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,349,000 76,608
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 40,995
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,734,000 58,707
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,735,000 52,321
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 4,390,000 274
688,094

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 6,459,000 AUD $ 14,279
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
79.55 JPY, Expires 6/03/22 ....... 1 25,110,000 AUD 517,884
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 5,715,000 AUD 104,082
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
108.65 JPY, Expires 7/18/22 ...... 1 11,712,000 160,115
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 2,770,000 23
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 731,000 1,882
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 857,000 4,705
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 6,392
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,174,000 11,949
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 6,392
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 20.32 MXN, Expires 12/31/21 . 1 1,471,000 14,298
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 1,173,000 6,471
848,472
Total Options Purchased (Cost $2,123,651) .....................................
1,536,566
Short Term Investments 33.9%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.9%
Argentina 0.2%
a,d
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 28,447,772 ARS 142,434
Index Linked, 4/18/22 ............ 78,324,942 ARS 392,845
Index Linked, 6/30/22 ............ 8,659,054 ARS 47,449
582,728

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil 5.7%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 9,510,000 BRL $ 1,409,575
7/01/24 ...................... 40,490,000 BRL 5,713,065
d
Brazil Notas do Tesouro Nacional ,
1/01/25 ...................... 75,470,000 BRL 10,105,618
17,228,258
Japan 4.0%
d
Japan Treasury Bills ,
12/06/21 ..................... 710,200,000 JPY 6,382,584
12/10/21 ..................... 637,600,000 JPY 5,730,206
12,112,790
Total Foreign Government and Agency Securities (Cost $31,678,830) ..............
29,923,776
Industry Shares
Money Market Funds 24.0%
United States 24.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 72,437,136 72,437,136
Total Money Market Funds (Cost $72,437,136) ..................................
72,437,136
a a a a a
Total Short Term Investments (Cost $104,115,966 ) ...............................
102,360,912
a a a
Total Investments (Cost $326,769,201) 98.4% ...................................
$296,987,950
Options Written (0.3)% .......................................................
(918,740)
Other Assets, less Liabilities 1.9% .............................................
5,800,701
Net Assets 100.0% ...........................................................
$301,869,911
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (30,994)
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
83.40 JPY, Expires 3/03/22 ....... 1 4,185,000 AUD (29,771)
Foreign Exchange USD/JPY,
Counterparty CITI, July Strike Price
111.25 JPY, Expires 7/18/22 ....... 1 11,712,000 (244,713)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 20.34 MXN, Expires 11/09/21 . 1 1,173,000 (30,059)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 1,632,000 (47,957)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 841,000 (15,468)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 857,000 $ (30,181)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.52 MXN, Expires 12/31/21 . 1 3,677,000 (20,849)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 3,264,000 (25,923)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.08 MXN, Expires 12/28/21 . 1 611,000 (2,132)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,463,000 (190)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (4,967)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (4,967)
(488,171)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (948)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
73.30 JPY, Expires 6/03/22 ....... 1 12,555,000 AUD (87,558)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 8,581,000 AUD (53,278)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 2,642,000 (472)
Foreign Exchange USD/JPY,
Counterparty CITI, January Strike
Price 108.05 JPY, Expires 1/18/22 .. 1 3,909,000 (16,148)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 2,770,000 (947)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 857,000 (14,623)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 1,462,000 (50,097)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,349,000 (99,746)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 $ (53,376)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 (53,376)
(430,569)
Total Options Written (Premiums received $1,173,417) ...........................
$ (918,740)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $24,062,678, representing 8.0% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 7 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 4,307,285 567,506,335 JPY 10/01/21 $ 109,990 $ —
Euro ............. JPHQ Sell 7,301,156 74,475,000 NOK 10/01/21 63,166 —
Japanese Yen ...... JPHQ Sell 559,576,623 4,307,285 EUR 10/01/21 — (38,740)
Mexican Peso ...... CITI Buy 59,865,000 2,923,274 10/01/21 — (23,617)
Mexican Peso ...... CITI Sell 59,865,000 2,986,381 10/01/21 86,725 —
Norwegian Krone ... JPHQ Sell 74,475,000 7,325,242 EUR 10/01/21 — (35,267)
Chilean Peso ...... GSCO Buy 234,437,244 304,132 10/04/21 — (15,274)
Chilean Peso ...... GSCO Sell 234,437,244 292,553 10/04/21 3,695 —
Chilean Peso ...... JPHQ Buy 394,960,000 535,546 10/04/21 — (48,903)
Chilean Peso ...... JPHQ Sell 394,960,000 500,519 10/04/21 13,876 —
Indian Rupee ...... JPHQ Buy 45,246,500 617,649 10/07/21 — (7,912)
Indian Rupee ...... CITI Buy 43,960,600 600,083 10/08/21 — (7,772)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... JPHQ Buy 58,526,500 798,888 10/08/21 $ — $ (10,320)
Indian Rupee ...... CITI Buy 52,990,400 723,073 10/12/21 — (9,567)
Indian Rupee ...... HSBK Buy 53,040,300 705,999 10/12/21 8,179 —
Chilean Peso ...... JPHQ Buy 892,000,000 1,152,827 10/13/21 — (54,517)
Euro ............. DBAB Sell 1,916,655 19,538,000 SEK 10/13/21 12,074 —
Chilean Peso ...... GSCO Buy 260,850,000 350,111 10/14/21 — (28,954)
Chinese Yuan ...... HSBK Buy 20,781,470 3,126,514 10/15/21 93,405 —
Euro ............. DBAB Sell 1,444,121 14,653,500 SEK 10/18/21 1,262 —
Euro ............. DBAB Sell 1,443,680 14,653,500 SEK 10/19/21 1,751 —
Euro ............. CITI Buy 1,550,000 1,835,146 10/21/21 — (39,144)
Euro ............. CITI Sell 1,550,000 1,860,372 10/21/21 64,370 —
Euro ............. CITI Buy 3,590,000 4,268,201 10/22/21 — (108,343)
Euro ............. CITI Sell 6,330,000 7,650,691 10/22/21 315,899 —
Euro ............. HSBK Sell 3,273,701 412,993,682 JPY 10/25/21 — (82,251)
Euro ............. CITI Sell 3,275,000 3,957,641 10/26/21 162,467 —
Chilean Peso ...... JPHQ Buy 851,760,000 1,078,017 10/29/21 — (30,534)
Mexican Peso ...... CITI Sell 59,865,000 2,973,624 11/01/21 86,364 —
Euro ............. BOFA Sell 3,170,020 4,951,000 CAD 11/02/21 233,899 —
Euro ............. HSBK Sell 1,199,072 1,871,500 CAD 11/02/21 87,498 —
Euro ............. HSBK Sell 300,688 444,832 CAD 11/03/21 2,612 —
Chilean Peso ...... GSCO Buy 375,197,244 484,798 11/04/21 — (23,600)
Chilean Peso ...... GSCO Buy 338,307,069 435,379 11/05/21 — (19,561)
Indian Rupee ...... CITI Buy 32,885,300 431,736 11/10/21 9,136 —
Australian Dollar .... CITI Sell 8,607,000 6,344,693 11/15/21 123,734 —
Australian Dollar .... MSCO Sell 1,225,000 899,505 11/16/21 14,098 —
Mexican Peso ...... CITI Sell 7,844,000 388,029 11/16/21 10,583 —
Australian Dollar .... HSBK Sell 8,612,726 6,662,374 11/17/21 437,228 —
Euro ............. DBAB Sell 727,326 7,405,998 SEK 11/17/21 3,253 —
Euro ............. HSBK Sell 760,000 921,713 11/17/21 40,606 —
Australian Dollar .... JPHQ Sell 8,596,000 6,639,834 11/18/21 426,753 —
Euro ............. CITI Sell 760,000 921,033 11/18/21 39,908 —
Chinese Yuan ...... JPHQ Buy 14,438,800 2,213,230 11/22/21 17,116 —
Euro ............. GSCO Sell 745,929 1,100,600 CAD 11/22/21 3,824 —
Chilean Peso ...... GSCO Buy 600,671,157 763,717 11/30/21 — (26,932)
Mexican Peso ...... CITI Sell 41,665,000 2,005,053 12/01/21 4,775 —
Chinese Yuan ...... CITI Buy 42,610,910 6,549,680 12/10/21 22,906 —
Chinese Yuan ...... JPHQ Buy 16,352,720 2,529,345 12/10/21 — (6,994)
Chinese Yuan ...... BOFA Buy 33,049,780 5,078,253 12/13/21 18,306 —
Chinese Yuan ...... JPHQ Buy 28,919,280 4,471,447 12/13/21 — (11,847)
Euro ............. DBAB Sell 3,875,088 39,076,002 SEK 12/13/21 — (27,604)
Mexican Peso ...... BAST Sell 55,890,511 2,772,484 12/14/21 93,868 —
Chilean Peso ...... GSCO Buy 811,967,057 1,039,517 12/15/21 — (44,897)
Chinese Yuan ...... HSBK Buy 20,917,510 3,232,550 12/15/21 — (7,422)
Euro ............. DBAB Sell 1,063,811 10,839,500 SEK 12/15/21 5,226 —
Indian Rupee ...... HSBK Buy 53,188,700 721,007 12/15/21 — (10,572)
Mexican Peso ...... MSCO Sell 28,246,000 1,387,144 12/15/21 33,597 —
Euro ............. DBAB Sell 5,139,724 52,002,696 SEK 12/16/21 — (16,821)
Euro ............. JPHQ Sell 414,220 4,190,000 SEK 12/17/21 — (1,473)
Indian Rupee ...... JPHQ Buy 26,300,000 350,368 12/20/21 727 —
New Zealand Dollar . JPHQ Buy 4,670,000 3,331,396 12/20/21 — (110,439)
New Zealand Dollar . BOFA Buy 1,420,000 1,002,449 12/21/21 — (23,068)
New Zealand Dollar . CITI Buy 1,670,000 1,183,446 12/21/21 — (31,638)
New Zealand Dollar . JPHQ Buy 1,670,000 1,180,675 12/21/21 — (28,868)
Chilean Peso ...... GSCO Buy 475,420,000 642,547 12/23/21 — (60,609)
Chilean Peso ...... GSCO Buy 118,230,000 148,545 12/28/21 — (3,892)
Chinese Yuan ...... CITI Buy 19,192,940 2,923,970 1/12/22 28,584 —
Chilean Peso ...... JPHQ Buy 735,900,000 926,826 1/13/22 — (27,742)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 48 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 234,437,244 290,145 1/14/22 $ — $ (3,747)
Euro ............. DBAB Sell 1,200,562 12,211,274 SEK 1/18/22 2,941 —
South Korean Won .. CITI Buy 1,940,300,000 1,689,421 1/21/22 — (53,403)
Indian Rupee ...... JPHQ Buy 45,118,800 584,516 1/27/22 14,956 —
Euro ............. CITI Sell 53,787 80,000 CAD 2/03/22 673 —
Euro ............. DBAB Sell 5,588,077 8,286,000 CAD 2/03/22 49,845 —
Euro ............. HSBK Sell 300,074 444,832 CAD 2/03/22 2,584 —
Chilean Peso ...... GSCO Buy 459,371,617 581,778 2/11/22 — (21,969)
Euro ............. HSBK Sell 8,960,904 1,163,954,255 JPY 2/17/22 61,581 —
Euro ............. CITI Sell 2,449,810 314,851,973 JPY 2/24/22 — (13,636)
Euro ............. MSCO Sell 925,980 1,386,400 CAD 2/25/22 18,269 —
Chinese Yuan ...... BOFA Buy 3,535,710 540,612 3/09/22 936 —
Euro ............. DBAB Sell 1,111,066 11,382,500 NOK 3/15/22 8,027 —
Euro ............. DBAB Sell 1,199,720 12,211,231 SEK 3/16/22 2,834 —
Indian Rupee ...... SCNY Buy 180,900,000 2,359,463 3/22/22 26,822 —
Singapore Dollar .... CITI Buy 3,100,000 2,294,342 3/22/22 — (12,078)
Euro ............. CITI Sell 1,389,251 181,393,105 JPY 3/31/22 17,196 —
Euro ............. JPHQ Sell 4,307,285 560,782,663 JPY 4/01/22 38,718 —
Euro ............. JPHQ Sell 14,564,889 148,950,000 NOK 4/01/22 64,725 —
Euro ............. HSBK Sell 299,472 444,836 CAD 5/03/22 2,534 —
Chilean Peso ...... GSCO Buy 439,732,455 554,392 5/11/22 — (22,805)
Euro ............. DBAB Sell 1,070,751 10,826,900 SEK 6/15/22 — (7,344)
Euro ............. DBAB Sell 265,293 2,701,400 NOK 6/16/22 — (1,186)
Euro ............. DBAB Sell 1,532,338 15,689,000 NOK 6/20/22 2,596 —
Euro ............. CITI Sell 1,377,485 14,183,000 NOK 6/21/22 11,318 —
Total Forward Exchange Contracts ................................................... $3,008,015 $(1,161,262)
Net unrealized appreciation (depreciation) ............................................ $1,846,753
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At September 30, 2021, the Funds received United Kingdom Inflation-Linked Gilt and U.S. Treasury Bonds and Notes as
collateral for derivatives, as follows:
Templeton Global Bond Fund - $3,884,861
Templeton International Bond Fund - $731,499
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Bond Fund – Forwards, swaps and options
Templeton Global Bond Fund – Forwards and options
Templeton Global Total Return Fund – Forwards and options
Templeton International Bond Fund – Forwards and options
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At September 30, 2021, certain or all Funds had a portion of their net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Funds’ holdings. At September 30, 2021, the percentage of net assets denominated in Argentine Pesos were as follows:
Templeton Emerging Markets Bond Fund – 3.9%
Templeton Global Bond Fund – 3.7%
Templeton Global Total Return Fund – 6.0%
Templeton International Bond Fund – 1.9%
3. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2021, investments in affiliated management investment companies were as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
514,620
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 ............. 12/18/13 514,620 558,501
Total Restricted Securities (Value is 2.5% of Net Assets) .............. $529,618 $558,501
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,134,983 $8,910,180 $(10,613,893) $— $— $3,431,270 3,431,270 $162
Total Affiliated Securities ... $5,134,983 $8,910,180 $(10,613,893) $— $— $3,431,270 $162

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,730,879,789 $4,565,393,761 $(5,828,320,553) $— $— $467,952,997 467,952,997 $40,396
Total Affiliated Securities ... $1,730,879,789 $4,565,393,761 $(5,828,320,553) $— $— $467,952,997 $40,396
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $189,612,936 $992,089,692 $(1,007,671,107) $— $— $174,031,521 174,031,521 $10,954
Total Affiliated Securities ... $189,612,936 $992,089,692 $(1,007,671,107) $— $— $174,031,521 $10,954
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $110,460,274 $115,432,937 $(153,456,075) $— $— $72,437,136 72,437,136 $3,839
Total Affiliated Securities ... $110,460,274 $115,432,937 $(153,456,075) $— $— $72,437,136 $3,839
7. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 558,501
a
558,501
Foreign Government and Agency Securities .... — 16,439,830 — 16,439,830
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 3,431,270 1,687,222 — 5,118,492
Total Investments in Securities ........... $3,431,270 $18,127,052 $558,501 $22,116,823
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 71,298 $ — $ 71,298
Restricted Currency (ARS) ................. — 5,962 — 5,962
Total Other Financial Instruments ......... $— $77,260 $— $77,260
Receivables:
Interest (ARS) ........................... $— $4,483 $— $4,483
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 134,155 $ — $ 134,155
..............................................................
Payables:
Deferred Tax (ARS) ....................... $— $63 $— $63
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... — 6,115,712,248 — 6,115,712,248
U.S. Government and Agency Securities ....... — 1,336,770,924 — 1,336,770,924
Options purchased ....................... — 70,579,076 — 70,579,076
Short Term Investments ................... 467,952,997 1,619,066,835 — 2,087,019,832
Total Investments in Securities ........... $467,952,997 $9,142,129,083 $— $9,610,082,080
Other Financial Instruments:
Forward exchange contracts ............... — 79,506,354 — 79,506,354
Restricted Currency (ARS) ................. — 1,788,780 — 1,788,780
Total Other Financial Instruments ......... $— $81,295,134 $— $81,295,134
Receivables:
Interest (ARS) ........................... $— $9,174,317 $— $9,174,317
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 41,397,545 $ — $ 41,397,545
Forward exchange contracts ................ — 60,997,142 — 60,997,142
Total Other Financial Instruments ......... $— $102,394,687 $— $102,394,687
Payables:
Deferred Tax (ARS) ....................... $— $22,372 $— $22,372
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 664,954,256 — 664,954,256
U.S. Government and Agency Securities ....... — 106,176,370 — 106,176,370
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 9,180,290 — 9,180,290
Short Term Investments ................... 174,031,521 224,532,923 — 398,564,444
Total Investments in Securities ........... $174,031,521 $1,004,843,839 $— $1,178,875,360
Other Financial Instruments:
Forward exchange contracts ............... — 9,935,711 — 9,935,711
Restricted Currency (ARS) ................. — 857,038 — 857,038
Total Other Financial Instruments ......... $— $10,792,749 $— $10,792,749
Receivables:
Interest (ARS) ........................... $— $1,123,977 $— $1,123,977
Liabilities:
Other Financial Instruments:
Options written .......................... — 5,820,143 — 5,820,143
Forward exchange contracts ................ — 15,311,082 — 15,311,082
Total Other Financial Instruments ......... $— $21,131,225 $— $21,131,225
Payables:
Deferred Tax (ARS) ....................... $— $3,107 $— $3,107
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... — 193,090,472 — 193,090,472
Options purchased ....................... — 1,536,566 — 1,536,566
Short Term Investments ................... 72,437,136 29,923,776 — 102,360,912
Total Investments in Securities ........... $72,437,136 $224,550,814 $— $296,987,950
Other Financial Instruments:
Forward exchange contracts ............... — 3,008,015 — 3,008,015
Restricted Currency (ARS) ................. — 62,477 — 62,477
Total Other Financial Instruments ......... $— $3,070,492 $— $3,070,492
Receivables:
Interest (ARS) ........................... $— $160,217 $— $160,217
Liabilities:
Other Financial Instruments:
Options written .......................... — 918,740 — 918,740
Forward exchange contracts ................ — 1,161,262 — 1,161,262
Total Other Financial Instruments ......... $— $2,080,002 $— $2,080,002
Payables:
Deferred Tax (ARS) ....................... $— $86 $— $86
a
Includes securities determined to have no value at September 30, 2021.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds :
Costa Rica ... 507,166 — (11,220) — — — — 62,555 558,501 62,157
South Africa .. 791
d
93 — — — 721 — (1,605) —
d
(1,605)
Foreign
Government
and Agency
Securities :
Argentina .... 1,671,576 — — — (1,671,576) — — — — —
Escrows and
Litigation Trusts .. — —
d
(271) — — — 271 — —
d
—
Short Term
Investments .... 168,276 — — — (168,276) — — — — —
Total Investments in
Securities ......... $2,347,809 $93 $(11,491) $— $(1,839,852) $721 $271 $60,950 $558,501 $60,552
Other Financial Instruments:
Restricted Currency
(ARS) ........
$641 $— $— $— $(641) $— $— $— $— $—
Receivables:
Interest (ARS) .
$9,213 $— $— $— $(9,213) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS) .
$29,286 $— $— $— $(29,286) $— $— $— $— $—
Deferred Tax (ARS)
$86 $— $— $— $(86) $— $— $— $— $—
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... 506,006,278 — — — (506,006,278) — — — — —
Short Term
Investments .... 32,820,953 — — — (32,820,953) — — — — —
Total Investments in
Securities ......... $538,827,231 $— $— $— $(538,827,231) $— $— $— $— $—
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
Templeton Global Bond Fund (continued)
Assets: (continued)
Other Financial Instruments:
Restricted Currency
(ARS) ........
$106,650 $— $— $— $(106,650) $— $— $— $— $—
Receivables:
Interest (ARS) .
$11,892,277 $— $— $— $(11,892,277) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS) .
$4,882,607 $— $— $— $(4,882,607) $— $— $— $— $—
Deferred Tax (ARS)
$30,205 $— $— $— $(30,205) $— $— $— $— $—
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds :
South Africa .. 74,652
d
8,245 — — — 1,428,566 — (1,511,463) —
d
(1,511,463)
Foreign
Government
and Agency
Securities :
Argentina .... 88,185,397 — — — (88,185,397) — — — — —
Escrows and
Litigation Trusts .. — —
d
(46,977) — — — 46,977 — —
d
—
Short Term
Investments .... 4,977,605 — — — (4,977,605) — — — — —
Total Investments in
Securities ......... $93,237,654 $8,245 $(46,977) $— $(93,163,002) $1,428,566 $46,977 $(1,511,463) $— $(1,511,463)
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
Templeton Global Total Return Fund (continued)
Assets: (continued)
Other Financial Instruments:
Restricted Currency
(ARS) ........
$5,195 $— $— $— $(5,195) $— $— $— $— $—
Receivables:
Interest (ARS) .
$1,629,514 $— $— $— $(1,629,514) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS) .
$763,524 $— $— $— $(763,524) $— $— $— $— $—
Deferred Tax (ARS)
$4,195 $— $— $— $(4,195) $— $— $— $— $—
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... $ 5,206,443 $ — $ — $ — $ (5,206,443) $ — $ — $ — $ — $ —
Short Term
Investments .... 385,343 — — — (385,343) — — — — —
Total Investments in
Securities ......... $5,591,786 $— $— $— $(5,591,786) $— $— $— $— $—
Other Financial Instruments:
Restricted Currency
(ARS) ........
$408 $— $— $— $(408) $— $— $— $— $—
Receivables:
Interest (ARS) .
$113,485 $— $— $— $(113,485) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS) .
$59,932 $— $— $— $(59,932) $— $— $— $— $—
Deferred Tax (ARS)
$116 $— $— $— $(116) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$558,501 Discounted cash flow Discount rate
(
b
)
6.4% Decrease
c
All Other
.......................
—
d
Total
..........................
$558,501
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at September 30, 2021.
8. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
UZS
Uzbekistani Som
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.